Loans, borrowings, cash and cash equivalents and financial investments - Reconciliation of debt to cash flows arising from financing activities (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Reconciliation of debt to cash flows arising from financing activities
Loans and borrowings at beginning of the period	$ 29,322
Additions	1,976
Repayments	(8,998)
Interest Paid	(1,686)
Effect of exchange adjustments	178
Interest accretion	1,697
Loans and borrowings at end of the period	22,489
Current
Reconciliation of debt to cash flows arising from financing activities
Loans and borrowings at beginning of the period	1,660
Repayments	(8,998)
Interest Paid	(1,686)
Transferences	8,971
Effect of exchange adjustments	59
Interest accretion	1,697
Loans and borrowings at end of the period	1,703
Non-current
Reconciliation of debt to cash flows arising from financing activities
Loans and borrowings at beginning of the period	27,662
Additions	1,976
Transferences	(8,971)
Effect of exchange adjustments	119
Loans and borrowings at end of the period	$ 20,786